CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (346)	$ (8,413)	$ (67,923)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,970	2,134	4,799
Impairment loss of goodwill		4,740	59,440
Impairment loss of property, plant and equipment	139		970
Impairment loss of intangible assets		202	1,230
Deferred income taxes	(252)	(314)	(1,048)
Impairment loss of loan and interest receivables	(973)	1,386	1,980
Impairment loss of other receivables, prepayments and deposits	3	93	39
Gain on change in fair value of warrant derivative liability		(247)	(4)
Share-based compensation expenses		261	680
Gain on disposal of a subsidiary			2
Change in operating assets and liabilities
Accounts receivable	8		4
Loans receivable	(941)	11,695	15,482
Other receivables and prepayments	24	10	6,343
Interest receivable	48	234	1,056
Change in operating lease liabilities			(2)
Customer deposits	88
Other payables and accrued liabilities	(353)	663	(986)
Taxes payable	217	(153)	(423)
Net cash provided by continuing operations	(368)	12,291	21,639
Net cash provided by (used in) by discontinued operations			214
Net cash provided by operating activities	(368)	12,291	21,853
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(156)	(402)	(118)
Proceeds from acquisition of a subsidiary			1,009
Proceeds from disposal of a subsidiary			187
Settlement of a promissory note for acquisition of a subsidiary		(5,192)	(23,282)
Deposits paid for acquisition of subsidiaries			(4,966)
Net cash used in continuing operations	(156)	(5,594)	(27,170)
Net cash used in discontinued operations			(247)
Net cash used in investing activities	(156)	(5,594)	(27,417)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of bank borrowings		(6,241)	(169)
Proceeds from shares issuance			3,600
Net cash (used in) provided by continuing operations		(6,241)	3,431
Net cash (used in) provided by financing activities		(6,241)	3,431
EFFECT OF EXCHANGE RATE ON CASH	(6)	(4)
INCREASE (DECREASE) IN CASH	(530)	452	(2,133)
Cash and cash equivalent, beginning of year	3,480	3,028	5,161
Cash and cash equivalent, end of year	$ 2,950	3,480	3,028
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		3	206
Cash paid for income taxes		$ 342	1,163
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition of subsidiaries			$ 14,661